Fair Value Measurement	12 Months Ended
Dec. 31, 2023
Fair Value Measurement
Fair Value Measurement
12.	Fair Value Measurement

In accordance with ASC 820, the Company measures investments in money market funds, available-for-sale debt securities, convertible bonds and certain wealth management products classified as trading securities on a recurring basis. The following tables set forth the financial instruments measured at fair value on a recurring basis by level within the fair value hierarchy:

	Fair Value Measurements
	Quoted Price in	Significant
	Active Market	Other	Unobservable
	for Identical	Observable	Inputs
	Assets (Level 1)	Inputs (Level 2)	(Level 3)
	RMB	RMB	RMB

Recurring
As of December 31, 2022:
Cash equivalents
Money market funds	7,791,628	—	—
Short-term investments:
Trading securities	6,917	—	—
Investments in convertible bonds	—	—	1,233,284
Other non-current assets:
Available-for-sale debt securities	—	3,575,474	—
	7,798,545	3,575,474	1,233,284

	Fair Value Measurements
	Quoted Price in	Significant
	Active Market	Other	Unobservable
	for Identical	Observable	Inputs
	Assets (Level 1)	Inputs (Level 2)	(Level 3)
	RMB	RMB	RMB
Recurring
As of December 31, 2023:
Cash equivalents
Money market funds	23,593,093	—	—
Short-term investments:
Trading securities	15,664,769	1,486,317	—
Investments in convertible bonds	—	—	524,063
Other non-current assets:
Available-for-sale debt securities	—	16,816,377	—
	39,257,862	18,302,694	524,063

12.	Fair Value Measurement (Continued)

Investments in convertible bonds are classified under level 3 in the fair value hierarchy, with the fair value estimated based on the third-party appraisal report using the expected credit loss model and the discounted cashflow model. Key inputs and parameters include probability of default which is the likelihood that a borrower will default on a credit obligation over a specific time horizon, loss given default which is an estimate of the loss from a transaction given that a default occurs, and discount rate which is based on yield of comparable bonds with similar credit rating applicable for the bond issuer.

Certain trading securities and available-for-sale debt securities are classified under level 2 in the fair value hierarchy, with the fair value determined primarily based on quoted prices of similar assets.

The Group values its money market funds and certain trading securities using quoted prices for the underlying securities in active markets, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 1.

Reconciliations of assets categorized within Level 3 under the fair value hierarchy are as follow:

Amounts
RMB

Balance as of January 1, 2022	1,290,901
Net unrealized fair value	(221,640)
Foreign currency translation difference	164,023
Balance as of December 31, 2022	1,233,284
Net unrealized fair value	(749,967)
Foreign currency translation difference	40,746
Balance as of December 31, 2023	524,063

As of December 31, 2022 and 2023, the Group did not have any assets or liabilities that were measured at fair value on a non-recurring basis and no impairment charge was recorded.

The followings are financial instruments not measured at fair value in the consolidated balance sheets, but for which the fair value is estimated for disclosure purposes. The fair values of time deposits and held-to-maturity debt investments are estimated using prevailing interest rates. The fair values of the convertible bonds are based on broker quotes:

	Fair Value disclosure
	Quoted Price in	Significant
	Active Market	Other	Unobservable
	for Identical	Observable	Inputs
	Assets (Level 1)	Inputs (Level 2)	(Level 3)
	RMB	RMB	RMB
As of December 31, 2022:
Short-term investments:
Time deposits and held-to-maturity debt securities	—	113,872,353	—
Convertible bonds, current portion	—	13,093,448	—
Other non-current assets:
Time deposits and held-to-maturity debt securities	—	11,040,283	—
Convertible bonds	—	3,056,964	—
As of December 31, 2023:
Short-term investments:
Time deposits and held-to-maturity debt securities	—	139,740,216	—
Convertible bonds, current portion	—	2,229,777	—
Other non-current assets:
Time deposits and held-to-maturity debt securities	—	28,784,997	—
Convertible bonds	—	5,413,685	—